UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒                                  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported) February 12, 2018

Beaumont Securities Holdings, LLC

Name of Securitizer

Commission File Number of securitizer:  N/A

Central Index Key Number of securitizer: 0001708002

Bryan Wulfsohn, (212) 207-6400

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐                                    Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

Beaumont Securities Holdings, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions for which it acted as depositor with outstanding securities held by non-affiliates during the reporting period:  (i) MFA 2017-RPL1 Trust, Mortgage-Backed Notes, Series 2017-RPL1 and (ii) MFA 2017-NPL1 Asset-Backed Notes, Series 2017-NPL1.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Beaumont Securities Holdings, LLC (Securitizer)

Date: February 12, 2018	By:	/s/ Bryan Wulfsohn
Name: Bryan Wulfsohn
Title: Vice President